Consolidated Statements of Changes in Shareholders' Deficit (Parenthetical) (Intelsat S.A. Shareholders' Deficit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intelsat S.A. Shareholders' Deficit [Member]
Postretirement/pension liability adjustment, tax	$ (30.3)	$ 34.9	$ (1.9)
Other comprehensive income (loss), tax	$ 0.1	$ 0.4	$ 0.2